Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	6 Months Ended
	Feb. 28, 2023 shares $ / shares	Feb. 28, 2022 shares $ / shares
Stock Options
Number of stock options, Outstanding, Beginning of period | shares	1,143,182	692,938
Weighted average exercise price, Outstanding, Beginning of period	$ 1.49	$ 11.64
Weighted average grant date fair value, Outstanding, Beginning of period	$ 2.45	$ 7.06
Options outstanding, remaining contractual term, Beginning of period	5 years 7 months 20 days	4 years 5 months 15 days
Number of stok options, Outstanding, Granted | shares	637,176	28,750
Weighted average exercise price, Outstanding, Granted	$ 0.65	$ 5.42
Weighted average exercise price, Outstanding, Granted	$ 0.43	$ 2.44
Number of stok options, Outstanding, Expired/Cancelled | shares	(229,600)	(1,564)
Weighted average exercise price, Outstanding, Expired/Cancelled	$ 0.65	$ 71.84
Weighted average grant date fair value, Forfeitures	$ 3.59	$ 1.43
Number of stock options, Outstanding, Ending of period | shares	1,512,787	720,124
Weighted average exercise price, Outstanding, Ending of period	$ 1.13	$ 11.26
Weighted average grant date fair value, Outstanding, Ending of period	$ 0.83	$ 6.89
Options outstanding, remaining contractual term, Ending of period	5 years 3 months 29 days	4 years 29 days
Weighted average grant date fair value, Outstanding, Expired/Cancelled	$ 7.35
Number of stock options, Forefitures | shares	(41,100)
Weighted average exercise price, Forefitures	$ 6.35
Number of stock options, Exercisable | shares	1,089,319
Weighted average exercise price, Exercisable	$ 1.14
Weighted average grant date fair value, Exercisable	$ 0.78
Options exercisable, remaining contractual term, Exercisable	5 years 3 months 18 days